SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY	12 Months Ended
Dec. 31, 2023
SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY
SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY

ADDITIONAL FINANCIAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I

H WORLD GROUP LIMITED

FINANCIAL INFORMATION FOR PARENT COMPANY

BALANCE SHEETS

(Renminbi in millions, except share and per share data, unless otherwise stated)

	As of December 31,
	2022	2023	2023
			US$’ in millions
			(Note 2)
Assets
Current assets:
Cash and cash equivalents	1,204	4,382	617
Short-term investments	87	576	81
Other current assets	8	24	3
Total current assets	1,299	4,982	701
Investment in and amount due from subsidiaries	12,390	15,760	2,220
Total assets	13,689	20,742	2,921
Liabilities and equity
Current liabilities:
Short-term debt	453	3,537	498
Dividends payable	—	2,085	294
Amount due to subsidiaries	858	2,897	408
Accrued expenses and other current liabilities	181	88	12
Total current liabilities	1,492	8,607	1,212
Long-term debt	3,463	—	—
Other non-current liabilities	5	—	—
Total liabilities	4,960	8,607	1,212
Equity:
Ordinary shares (US$0.00001 par value per share; 80,000,000,000 shares authorized; 3,265,433,590 and 3,210,392,530 shares issued as of December 31, 2022 and 2023, and 3,112,413,730 and 3,159,046,350 shares outstanding as of December 31, 2022 and 2023, respectively)	0	0	0
Treasury shares (153,019,860 and 51,346,180 shares as of December 31, 2022 and 2023, respectively)	(441)	(906)	(128)
Additional paid-in capital	10,138	11,861	1,671
Retained earnings	(1,200)	794	112
Accumulated other comprehensive income	232	386	54
Total equity	8,729	12,135	1,709
Total liabilities and equity	13,689	20,742	2,921

ADDITIONAL FINANCIAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I

H WORLD GROUP LIMITED

FINANCIAL INFORMATION FOR PARENT COMPANY

STATEMENTS OF COMPREHENSIVE INCOME

(Renminbi in millions, unless otherwise stated)

	Years Ended December 31,
	2021	2022	2023	2023
				US$’ in millions
				(Note 2)
Operating costs and expenses:
General and administrative expenses	110	93	154	22
Total operating costs and expenses	110	93	154	22
Loss from operations	(110)	(93)	(154)	(22)
Interest income	8	15	69	10
Interest expense	128	130	122	17
Foreign exchange loss	(3)	(223)	(108)	(16)
Other income, net	15	6	61	9
Loss from fair value changes of equity securities, net	(2)	(1)	(15)	(2)
(Loss) income in investment in subsidiaries	(245)	(1,395)	4,354	613
Net (loss) income attributable to H World Group Limited	(465)	(1,821)	4,085	575

Other comprehensive (loss) income, net of tax	(86)	191	154	22
Comprehensive (loss) income	(551)	(1,630)	4,239	597

ADDITIONAL FINANCIAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I

H WORLD GROUP LIMITED

FINANCIAL INFORMATION FOR PARENT COMPANY

CONDENSED STATEMENTS OF CASH FLOWS

(Renminbi in millions, unless otherwise stated)

	Years Ended December 31,
	2021	2022	2023	2023
				US$’ in millions
				(Note 2)
Net cash provided by (used in) operating activities	9	(136)	(133)	(21)
Investing activities:
Loans to subsidiaries	(1,050)	(750)	(987)	(139)
Repayment of loans by subsidiaries	—	4,165	2,061	290
Purchase of investments	(34)	—	(803)	(113)
Proceeds from maturity/sale of investments	—	—	301	42
Net cash (used in) provided by investing activities	(1,084)	3,415	572	80
Financing activities:
Proceeds from issuance of ordinary shares in Hong Kong public offering	—	—	1,973	278
Proceeds from termination of Capped Call	—	86	—	—
Payment of ordinary share issuance costs	(15)	(0)	(9)	(1)
Net settlement on shares repurchased for withholding taxes related to share-based awards	50	—	—	—
Payment of repurchases of ordinary shares	(0)	(334)	(848)	(119)
Loans from subsidiaries	—	798	2,574	364
Repayment of loans from subsidiaries	—	—	(540)	(76)
Net proceeds from issuance of ordinary shares upon exercise of option	1	—	—	—
Proceeds from short-term bank borrowings	—	453	—	—
Repayment of short-term bank borrowings	—	—	(439)	(62)
Repayment of convertible senior notes	(0)	(3,406)	(0)	(0)
Dividends paid	—	(416)	—	—
Net cash provided by (used in) financing activities	36	(2,819)	2,711	384
Effect of exchange rate changes on cash and cash equivalents	(272)	163	28	4
Net (decrease) increase in cash and cash equivalents	(1,311)	623	3,178	447
Cash, cash equivalents at the beginning of the year	1,892	581	1,204	170
Cash, cash equivalents at the end of the year	581	1,204	4,382	617

The accompanying notes are an integral part of these consolidated financial statements

ADDITIONAL FINANCIAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I

H WORLD GROUP LIMITED

FINANCIAL INFORMATION FOR PARENT COMPANY

Note to Schedule I

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04-(c) of Regulation S-X, which require condensed financial information as to the financial position, change in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries. Such investments in subsidiaries are presented on the balance sheets as investment in subsidiaries and the profit of the subsidiaries is presented as income in investment in subsidiaries.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

As of December 31, 2023, there are no material contingencies, mandatory dividend, and significant provision of long-term obligation or guarantee of the Company, except for those which have separately disclosed in the consolidated financial statements.